Accounts Receivable, Net	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net
Accounts Receivable, Net

4.Accounts Receivable, Net

Accounts receivable, net is consisted of the following:

	December 31, 2023	December 31, 2024
	RMB	RMB
Accounts receivable, gross:	1,596	1,121
Less: allowance for expected credit loss of receivables	(39)	(39)
Accounts receivable, net	1,557	1,082

The following table sets out movements of the credit loss provision for the years ended December 31, 2022, 2023 and 2024:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of the year	—	—	(39)
Current year provision	—	(39)	—
Balance at end of the year	—	(39)	(39)